Discontinued Operations (Assets and Liabilities Held for Sale) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Assets
Accounts receivable		$ 3,281	$ 3,118
Prepaid expenses		150	560
Current assets of discontinued operations	$ 450	3,431	3,678
Property and equipment, net		114	97
Intangible assets, net		2,630	3,693
Goodwill		9,432	9,641
Other assets		40	44
Non-current assets of discontinued operations	0	12,216	13,475
Liabilities
Accounts payable and accrued expenses		4,249	3,001
Reward points payable		9,029	4,927
Current liabilities of discontinued operations	4,174	13,278	7,928
Other long-term liabilities		538	152
Noncurrent liabilities of discontinued operations	0	538	$ 152
Viggle | Discontinued Operations, Disposed of by Sale
Assets
Accounts receivable	450	3,281
Prepaid expenses	0	150
Property & equipment, net	0	114
Intangibles assets, net	0	2,630
Goodwill	0	9,432
Other assets	0	40
Total assets held for sale	450	15,647
Liabilities
Accounts payable and accrued expenses	4,174	4,249
Reward points payable	0	9,029
Deferred tax liabilities	0	538
Total liabilities held for sale	$ 4,174	$ 13,816